PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

21.          PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2023	2024
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	22,311	11,255
Prepayments and other current assets	1	1
Amounts due from subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	441,251	442,470
Amounts due from related parties	1,045	292
Total current assets	464,608	454,018

Non-current assets:
Long-term investments	34,470	31,668
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	709,711	590,199
Total non-current assets	744,181	621,867
Total assets	1,208,789	1,075,885

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Long-term bond payable, current	50,590	49,849
Accrued expenses and other liabilities:	69,779	1,226
Amounts due to subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	669,847	673,366
Amount due to related parties	34,676	4,532
Total current liabilities	824,892	728,973
Total liabilities	824,892	728,973

Commitments and contingencies	—	—

Shareholders’ equity:

Class A ordinary shares, par value Hong Kong Dollar (“HK$”) 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate; 71,775,686 shares issued as of December 31, 2023 and 2024, respectively; 66,020,679 shares outstanding as of December 31, 2023 and 2024, respectively.	9,244	9,244
Class B ordinary shares, par value Hong Kong Dollar (“HK$”) 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate; 24,336,650 shares issued and outstanding as of December 31, 2023 and 2024, respectively; each Class B ordinary share is convertible into one Class A ordinary share.	3,124	3,124
Additional paid-in capital	545,364	545,514
Accumulated other comprehensive loss	(37,408)	(45,787)
Retained earnings	(25,144)	(53,900)
Less: Treasury shares (5,755,007 shares as of December 31, 2023 and 2024, respectively.)	(111,283)	(111,283)
Total shareholders’ equity	383,897	346,912
Total liabilities and shareholders’ equity	1,208,789	1,075,885

21.          PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

Condensed statements of comprehensive income (loss)

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
General and administrative expenses	(2,257)	(1,664)	(2,565)
Other loss	—	(8,010)	—
Operating loss	(2,257)	(9,674)	(2,565)
Equity in losses of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	(69,947)	(157,843)	(22,108)
Foreign exchange gain (loss)	264	(12)	473
Interest income	484	1,117	511
Interest expense	(4,932)	(4,264)	(2,264)
Change in fair value of securities	826	(9,045)	(2,803)
Loss before income taxes	(75,562)	(179,721)	(28,756)
Income tax expenses	—	—	—
Net loss	(75,562)	(179,721)	(28,756)
Other comprehensive income (loss)
Foreign currency translation adjustments	(47,413)	(27,872)	(7,942)
Gain (loss) on intra-entity foreign transactions of long-term investment nature	(2,794)	(505)	(437)
Other comprehensive income (loss)	(50,207)	(28,377)	(8,379)
Comprehensive loss	(125,769)	(208,098)	(37,135)

Condensed statements of cash flows

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$

Net cash provided by operating activities	146,815	86,652	2,144
Net cash used in investing activities	(176)	(14,477)	(13,200)
Net cash used in financing activities	(162,929)	(52,790)	—
Exchange rate effect on cash, cash equivalents and restricted cash	(4)	—	—
Net increase (decrease) in cash, cash equivalents and restricted cash	(16,294)	19,385	(11,056)
Cash, cash equivalents and restricted cash at beginning of year	19,220	2,926	22,311
Cash, cash equivalents and restricted cash at end of year	2,926	22,311	11,255

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, PRC Domestic Entities, and PRC Domestic Entities’ subsidiaries” and the subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries’ profit or loss as “Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries” on the condensed statements of comprehensive income (loss). The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.